Share-based compensation - Disclosure of deferred and restricted share units (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
DSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period	376,203	408,564
Number of units, granted	78,200	64,720
Number of units reinvested dividends	6,018	5,185
Number of units, settled	(30,846)	(102,266)
Number of units, forfeited	0	0
Number of units, end of period	429,575	376,203
Number of units, vested	350,822	311,010
RSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period	878,397	1,242,902
Number of units, granted	275,520	293,610
Number of units reinvested dividends	13,483	15,102
Number of units, settled	(278,806)	(398,173)
Number of units, forfeited	(35,791)	(275,044)
Number of units, end of period	852,803	878,397
Number of units, vested	0	0